Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 537,000
Previously Paid Amount	0.00
Total Fee Amount	82.21
Total Offset Amount	0.00
Net Fee	82.21
Narrative - Max Aggregate Offering Price	$ 537,000
Final Prospectus	true